Property, plant and equipment, net - Summary (Details) - EUR (€) € in Thousands	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Property, plant and equipment
Property, plant and equipment.	€ 27,914	€ 26,807	€ 27,046	€ 27,949	[1]	€ 27,617	€ 27,010	€ 26,872
Thereof pledged assets of Property, Plant and Equipment	6,790			7,046
Land, buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment.	17,206			17,415
Plant and machinery
Property, plant and equipment
Property, plant and equipment.	9,104			8,901
Other facilities, factory and office equipment
Property, plant and equipment
Property, plant and equipment.	1,496			1,625
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment.	108			8
Leased assets
Property, plant and equipment
Property, plant and equipment.	259			881
Printers
Property, plant and equipment
Property, plant and equipment.	106			613
Printers leased to customers under operating lease
Property, plant and equipment
Property, plant and equipment.				97
Other factory equipment
Property, plant and equipment
Property, plant and equipment.	€ 153			€ 171

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.